LEGAL RELATED AND NON LEGAL RELATED PROVISIONS - Legal provisions (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Legal proceedings provision	$ 241,774	$ 194,680
Non legal related	671,076	673,962
Administrative proceedings
Disclosure of other provisions [line items]
Provisions for administrative proceedings	67,765	18,391
Labor proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	34,252	38,848
Other proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	139,757	137,441
Other proceedings | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	107,484	105,118
Non legal related
Disclosure of other provisions [line items]
Non legal related	671,076	673,962
Non legal related | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Non legal related	230,095	233,128
Non legal related | Corporacion Financiera Colombiana S.A.
Disclosure of other provisions [line items]
Non legal related	244,490	259,185
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Non legal related	83,184	85,385
Provision for credit commitments
Disclosure of other provisions [line items]
Non legal related	$ 67,393	$ 49,962